Business and summary of significant accounting policies (Restated Consolidated Balance Sheet) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets	$ 6,974,445	$ 6,168,500	$ 5,543,489
Property and equipment, net	13,359,269	13,635,482	19,001,992
Investments	2,279,241	1,933,783	1,831,531
Other assets			1,184,939
Total Assets	24,835,077	23,987,293	27,561,951
Current liabilities	20,061,763	15,786,307	7,378,267
Other liabilities			11,330,642
Total liabilities	25,800,555	21,498,546	18,708,909
Members' Equity
THE ONE GROUP, LLC and Subsidiaries and Members' Equity	(4,140,792)	(1,050,837)	1,755,263
Noncontrolling interest	3,175,314	3,539,584	7,097,779
Total Members' Equity	(965,478)	2,488,747	8,853,042	8,554,668	5,547,707
Total Liabilities and Members' Equity	24,835,077	23,987,293	27,561,951
As Originally Reported [Member]
Current assets			5,612,436
Property and equipment, net			20,701,603
Investments			419,000
Other assets			1,183,469
Total Assets			27,916,508
Current liabilities			6,170,115
Other liabilities			12,580,642
Total liabilities			18,750,757
Members' Equity
THE ONE GROUP, LLC and Subsidiaries and Members' Equity			1,554,292
Noncontrolling interest			7,611,459
Total Members' Equity			9,165,751
Total Liabilities and Members' Equity			27,916,508
Other Reclassifications [Member]
Current liabilities			1,250,000
Other liabilities			(1,250,000)
Effect of Correction of Error [Member]
Current assets			(68,947)
Property and equipment, net			(1,699,611)
Investments			1,412,531
Other assets			1,470
Total Assets			(354,557)
Current liabilities			(41,848)
Other liabilities
Total liabilities			(41,848)
Members' Equity
THE ONE GROUP, LLC and Subsidiaries and Members' Equity			200,971
Noncontrolling interest			(513,680)
Total Members' Equity			(312,709)
Total Liabilities and Members' Equity			$ (354,557)